Significant Related Party Transactions and Balances - Schedule of Significant Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
SEAP Trading Pte Ltd [Member]
SEAP Trading Pte Ltd
Sales to	RM 17,764	$ 4,380	RM 29,976
TEM Electronics (Jiangmen) Co Ltd [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	654,496	161,365	756,312
BAP Trading Co Ltd [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	218,813	53,948	274,705
LPW Electronics Co Ltd [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	117,295	28,919
New Universe Industries Ltd [Member]
New Universe Industries Ltd
Advance for listing expenses			220,854
Man Tak Lau [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	RM 3,447,430	$ 849,958